Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares authorized		490,000,000
Ordinary shares, shares issued		14,392,364
Ordinary shares, shares outstanding		14,392,364
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized	431,808,000
Ordinary shares, shares issued	6,200,364
Ordinary shares, shares outstanding	6,200,364
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized	58,192,000
Ordinary shares, shares issued	8,192,000
Ordinary shares, shares outstanding	8,192,000